Schedule of segment reporting (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
Revenue
External sales	$ 8,939,461	$ 8,998,026	$ 19,209,047	$ 21,212,528
Results
Segment loss	(2,287,628)	(3,268,788)	(5,722,055)	(5,437,594)
Central administration costs	1,705,006	2,823,329	3,058,906	5,574,546
Other gains and losses	3,020,248	(2,128,949)	3,578,647	(9,381,943)
Finance costs	161,453	197,855	314,324	395,105
Loss before tax	(7,174,335)	(4,161,023)	(12,673,932)	(2,025,302)
Income tax
Gain (Loss) for the period from:
Discontinued operations	(183,026)	(2,527,272)	(49,111)
Net loss	(7,357,361)	(6,732,169)	(12,723,043)	(8,085,689)
Non-controlling interest in net loss		(43,874)		(68,638)
Gaming [member]
Revenue
External sales	744,203	325,147	1,489,899	727,565
Results
Segment loss	57,629	(269,544)	148,098	(456,435)
Central administration costs
Other gains and losses	23,713	4,606	6,301	7,821
Finance costs				(1)
Loss before tax	33,916	(274,150)	141,797	(464,255)
Income tax
Gain (Loss) for the period from:
Discontinued operations	(183,026)	(2,445,227)	(49,111)	(5,799,612)
Net loss	(149,110)	(2,719,377)	92,686	(6,263,867)
Non-controlling interest in net loss
Media [member]
Revenue
External sales	8,195,258	8,672,879	17,719,148	20,484,963
Results
Segment loss	(2,345,257)	(2,999,244)	(5,870,153)	(4,981,159)
Central administration costs
Other gains and losses	12,630	37,190	186,614	35,547
Finance costs	(163)	327	(309)	702
Loss before tax	(2,357,724)	(3,036,761)	(6,056,458)	(5,017,408)
Income tax
Gain (Loss) for the period from:
Discontinued operations				(192,137)
Net loss	(2,357,724)	(3,036,761)	(6,056,458)	(5,017,408)
Non-controlling interest in net loss
Corporate and other [member]
Revenue
External sales
Results
Segment loss
Central administration costs	1,705,006	2,823,329	3,058,906	5,574,546
Other gains and losses	2,983,905	(2,170,745)	3,385,732	(9,425,311)
Finance costs	161,616	197,528	314,633	394,404
Loss before tax	(4,850,527)	(850,112)	(6,759,271)	3,456,361
Income tax
Gain (Loss) for the period from:
Discontinued operations		(82,045)		(5,991,749)
Net loss	$ (4,850,527)	(976,031)	$ (6,759,271)	3,195,586
Non-controlling interest in net loss		$ (43,874)		$ (68,638)